First Allmerica Financial Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.533.7881
Southborough, MA 01772
508-460-2400 — phone
508-460-2401 — fax

ANNUAL REPORT — 12/31/2009

FOR CONTRACT HOLDERS OF:	COMMONWEALTH ANNUITY ESTATE OPTIMIZER, COMMONWEALTH ANNUITY SELECT SPL, COMMONWEALTH ANNUITY SELECT SPL II

March 9, 2010

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Subj:	SEPARATE ACCOUNT SPVL
1940 Act Registration Number: 811-10133
1933 Act Registration Numbers: 333-45914, 333-84310
CIK: 0001122103
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account SPVL, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust	1046292	February 25, 2010
AIM Variable Insurance Funds	896435	February 26, 2010
AllianceBernstein Variable Products Series Fund, Inc.	825316	February 22, 2010
Delaware VIP Trust	814230	February 26, 2010
Fidelity Variable Insurance Products Fund	356494	February 26, 2010
Fidelity Variable Insurance Products Fund II	831016	February 26, 2010
Fidelity Variable Insurance Products Fund III	927384	February 26, 2010
Franklin Templeton Variable Insurance Products Trust	837274	March 1, 2010
Janus Aspen Series	906185	February 26, 2010
MFS® Variable Insurance TrustSM	918571	March 1, 2010
Oppenheimer Variable Account Funds	752737	February 23, 2010
T. Rowe Price International Series, Inc.	918292	February 24, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Vice President, General Counsel
and Corporate Secretary

First Allmerica Financial Life Insurance Company
132 Turnpike Road, Suite 210 * Southborough, MA 01772